SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 15,212
Unrealized loss on marketable securities held in Trust Account	(3,071)
Net Income allocable to shares subject to redemption	12,141		$ (21,460)
Basic and diluted weighted average shares outstanding		6,764,617	6,764,617
Basic and diluted net income per share		$ (1.13)	$ (1.13)
Numerator: Net income minus Net Earnings
Net income	6,258,699	$ (7,620,693)	$ (7,620,693)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	12,141		(21,460)
Non-Redeemable Net Income	$ 6,246,558		$ (7,642,153)
Class A common stock
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	17,950,991
Basic and diluted net income per share	$ 0.00
Class A Common Stock Subject to Redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	8,955,259
Basic and diluted net income per share	$ 0.70